Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost of fixed-maturity securities available-for-sale	$ 62,706,408	$ 59,652,036
Held to maturity, fair value	219,516	486,715
Mortgage loans, valuation allowances	66,750	85,250
Available-for-sale equity, at cost	29,112	0
Trading securities, at cost	209,978	28,523
Receivables, allowance for uncollectible	6,254	6,938
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	20,000,001	20,000,001
Common stock, shares outstanding	20,000,001	20,000,001
Class A, Series A preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	8,909,195	8,909,195
Preferred stock, shares issued	8,909,195	8,909,195
Preferred stock, shares outstanding	8,909,195	8,909,195
Preferred stock, liquidation preference	2,340	150,082
Class A, Series B preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	9,994,289	9,994,289
Preferred stock, shares outstanding	9,994,289	9,994,289
Preferred stock, liquidation preference	$ 2,625	$ 149,509